Earnings per share (Tables)	12 Months Ended
Sep. 30, 2018
Earnings Per Share [Abstract]
Computations of the basic and diluted earning per common share (dollars and shares in thousands, except per share amounts)

	Years Ended September 30
	2018	2017	2016
Common shares:

Weighted average common shares
outstanding during the period -
shares used for basic earnings
per common share	3,318	3,299	3,283

Common shares issuable under share
based payment plans which are
potentially dilutive	2	3	2

Common shares used for diluted
earnings per common share	3,320	3,302	3,285

Net income	$5,119	1,829	5,705
Earnings per common share
Basic	$1.54	.55	1.74
Diluted	$1.54	.55	1.74